FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - Financial assets at fair value through profit or loss, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 37,850	£ 29,976
Loans and advances to banks	3,026	1,614
Government securities	18,095	22,020
Other public sector securities	2,064	1,527
Bank and building society certificates of deposit	1,105	222
Asset-backed securities:
Mortgage-backed securities	225	400
Other asset-backed securities	349	1,021
Corporate and other debt securities	18,310	19,990
Debt securities	40,148	45,180
Equity shares	77,485	86,090
Treasury and other bills	20	18
Total	158,529
Increase (decrease) due to application of IFRS 15 [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		41,410
Loans and advances to banks		4,196
Government securities		20,950
Other public sector securities		1,543
Bank and building society certificates of deposit		222
Asset-backed securities:
Mortgage-backed securities		402
Other asset-backed securities		328
Corporate and other debt securities		20,230
Debt securities		43,675
Equity shares		86,709
Treasury and other bills		18
Total		176,008
Previously stated [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		29,976
Loans and advances to banks		1,614
Government securities		22,020
Other public sector securities		1,527
Bank and building society certificates of deposit		222
Asset-backed securities:
Mortgage-backed securities		400
Other asset-backed securities		1,021
Corporate and other debt securities		19,990
Debt securities		45,180
Equity shares		86,090
Treasury and other bills		18
Total		162,878
Trading Assets, Excluding Debt and Equity Securities [Member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	26,886	29,976
Loans and advances to banks	848	1,614
Government securities	7,192	9,833
Asset-backed securities:
Mortgage-backed securities	10	189
Other asset-backed securities	63	95
Corporate and other debt securities	247	523
Debt securities	7,512	10,640
Equity shares		6
Total	35,246	42,236
Trading Assets, Excluding Debt and Equity Securities [Member] | Previously stated [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		29,976
Loans and advances to banks		1,614
Government securities		9,833
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities		95
Corporate and other debt securities		523
Debt securities		10,640
Equity shares		6
Total		42,236
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	10,964	11,434
Loans and advances to banks	2,178	2,582
Government securities	10,903	11,117
Other public sector securities	2,064	1,543
Bank and building society certificates of deposit	1,105	222
Asset-backed securities:
Mortgage-backed securities	215	213
Other asset-backed securities	286	233
Corporate and other debt securities	18,063	19,707
Debt securities	32,636	33,035
Equity shares	77,485	86,703
Treasury and other bills	20	18
Total	£ 123,283	133,772
Financial assets at fair value through profit or loss, classified as other, category [member] | Previously stated [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Government securities		12,187
Other public sector securities		1,527
Bank and building society certificates of deposit		222
Asset-backed securities:
Mortgage-backed securities		211
Other asset-backed securities		926
Corporate and other debt securities		19,467
Debt securities		34,540
Equity shares		86,084
Treasury and other bills		18
Total		£ 120,642